Note 10 - Share Based Compensation - Valuation Assumptions -10-Q (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares			2 Months Ended
	Sep. 29, 2025	May 30, 2025	Mar. 31, 2026
Stock Price (in dollars per share)	$ 8.7	$ 1.42
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility, minimum			162.00%
Expected stock price volatility, maximum			164.00%
Risk-free interest rate, minimum			3.73%
Risk-free interest rate, maximum			3.86%
Expected term (years) (Year)	6 years 29 days	6 years 29 days	6 years 29 days
Minimum [Member]
Stock Price (in dollars per share)			$ 1.08
Maximum [Member]
Stock Price (in dollars per share)			$ 1.69